INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Change in valuation allowance	$ (112,865)	$ (34,995)
US Federal
INCOME TAX
Net operating loss carryforwards	$ 0
State
INCOME TAX
Net operating loss carryforwards		$ 18,306